-----------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05150
                                    ----------

                     CORNERSTONE STRATEGIC VALUE FUND, INC.


               383 MADISON AVENUE, NEW YORK, NY         10179
              ------------------------------------------------
               (Address of principal executive offices) (Zip code)


                  Jodi B. Levine - 383 MADISON AVE, NEW YORK, NY
                          -----------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 212-272-3550

Date of fiscal year end:        DECEMBER 31, 2004
                               ------------------------------------

Date of reporting period:  JANUARY 1, 2004 THROUGH JUNE 30, 2004
                           -------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.




================================================================================


                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.



























                                  JUNE 30, 2004

               This update contains the following two documents:
                       o  Letter from the Fund's President
                       o  Semi-Annual Report to Shareholders



================================================================================

LETTER FROM THE FUND'S PRESIDENT


                                                                   July 30, 2004
Dear Fellow Shareholders:

Enclosed is the semi-annual report for Cornerstone Strategic Value Fund, Inc., (the "Fund" or "CLM"), for the six months ended June 30, 2004. At the end of the period, the Fund's net assets were $154.3 million and the Net Asset Value per share was $6.53. The share price closed at $8.04. After reflecting the reinvestment of monthly distributions totaling $0.52 per share, the Fund achieved a total investment return at market value of (5.17)% for the six months ended June 30, 2004.

RECENT EVENTS: TWO SUCCESSFUL MERGERS/CLM BECOMES A LARGER, STRONGER FUND

We are pleased to announce the successful completion of the mergers of two closed-end funds with and into your Fund. In the month of June, shareholders of Progressive Return Fund, Inc. ("PGF") and Investors First Fund, Inc. ("MGC") voted to merge the assets of their respective funds into CLM. The shareholders of CLM also voted to approve the two mergers, and as a result, CLM increased its net asset base by more than six times from approximately $25 million to $154 million immediately following the merger. We want to welcome the former shareholders of MGC and PGF to the new and stronger CLM, and we believe that the benefits of economies of scale resulting from these mergers will accrue to the advantage of each of the former shareholder groups.

As you know, all three funds involved in these mergers shared most of the same Board members in their respective Boards of Directors. These gentlemen and Cornerstone Advisors, Inc., the Fund's investment manager, share a common investment oversight philosophy founded on shareholder advocacy and value enhancement. Among other things, these management principals include a dedication to expense control and a commitment to a managed distribution policy that has been so popular with the shareholders of all three funds. The larger asset base of CLM following the mergers will facilitate the continued implementation of these policies. It should be noted that the first trading day of the newly merged CLM was June 28, 2004. The market price of CLM suffered a certain dislocation in the week following the merger because of the difference in the premium levels at which each of the funds were trading, combined with the uncertainties surrounding an anticipated interest rate increase by the Federal Reserve. As a result, the market price of CLM was temporarily depressed at the end of the period. Within a week or so after the mergers, however, the Fund's price had recovered substantially.





--------------------------------------------------------------------------------
i

CONTINUED DISTRIBUTIONS

The Board of Directors and Cornerstone Advisors, Inc. take this opportunity to reiterate their dedication to the policy of regular distributions to shareholders. The managed distribution policy is regarded as a primary feature of the management philosophy of the Fund and an important tool for enhancing shareholder value. Industry experience indicates that closed-end fund investors benefit from programs that provide the option of having regular distributions. Our conclusion is that many investors are willing to accept the inherent volatility of an equity portfolio, but would prefer to have a predictable and stable cash flow as well, either to reinvest in new shares of the Fund or to take in cash. This policy also helps to stabilize the discount structure of the Fund.

Pursuant to this policy, the Fund is paying out a substantial, fixed monthly distribution. At the end of each year, each shareholder receives a final determination of the total distribution attributable to income, capital gains or return-of-capital. The allocation among these categories may vary greatly from year to year depending on portfolio performance. The Fund's investment focus is to generate total investment returns that exceed the amount of the distributions, although there can be no guarantee that this will be achieved. To the extent that the amount of distributions taken in cash exceeds the total investment returns of the Fund, the assets of the Fund will decline. If the total investment returns exceed the amount of cash distribu tions, the assets of the Fund will increase. Either way, the Fund's shareholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares, and they can change this election as often as they desire. Shareholders are encouraged to consider the reinvestment option for their distributions.

ECONOMIC AND MARKET SUMMARY

The U.S. economy continued its measured recovery throughout the first half of the year, although the stock indices remained locked in a narrow trading range. The Federal Reserve finally announced a much anticipated short-term interest rate increase at the end of June. Chairman Greenspan indicated that the general "softness" of the economy during the first six months of the year would probably give way to a more robust expansion during the second half and that the rate increase was a pre-emptive control on anticipated future growth of the economy. The stock indices were slightly mixed, with the Dow Industrials basically flat and the S&P 500 up 3.44% for the period. Even so, the S&P 500 Index has given up these gains in the weeks following the end of the quarter, and remains negative and uncertain at the end of July.

Both the economy and the financial markets continue to be indirectly, but strongly influenced by our foreign policy and military commitments overseas as well as the uncertainties surrounding the federal budget. The ebb and flow of corporate earnings reports from one period to the next have remained a primary driver of stock market activity. Finally, the uncertainties surrounding the hotly contested presidential election later this year may keep many companies and investors on the side lines for the next quarter. As though waiting for the other shoe to drop, many companies have continued to stock-pile cash, the largest cash reserves in 40 years, without committing to new investment in machinery and equipment.

--------------------------------------------------------------------------------

LETTER FROM THE FUND'S PRESIDENT (CONCLUDED)

Many analysts believe, along with Chairman Greenspan, that the economy will continue its recovery at a modest pace. We believe that our broadly diversified portfolio is well-positioned to benefit from this economic recovery. The investment manager attempts to enhance portfolio performance by taking advantage of temporary and occasional pricing inefficiencies in certain securities. The availability and magnitude of such opportunities are unpredictable, and therefore, their effect on possible portfolio performance may vary considerably from year to year.

Once again, we are very excited about the prospects for CLM with its stronger asset base following the mergers. We welcome the many new shareholders to the CLM family and look forward to continuing our service to you in the future.





Sincerely,


/s/ Ralph W. Bradshaw
Ralph W. Bradshaw
President













IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THIS LETTER FROM THE FUND'S PRESIDENT IS NOT A PART OF THE SEMI-ANNUAL REPORT TO SHAREHOLDERS THAT FOLLOWS.


--------------------------------------------------------------------------------

================================================================================

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


================================================================================



CONTENTS

Portfolio Summary                                                  1
Schedule of Investments                                            2
Statement of Assets and Liabilities                                6
Statement of Operations                                            7
Statement of Changes in Net Assets                                 8
Financial Highlights                                               9
Notes to Financial Statements                                     10
Results of Annual Meeting of Stockholders                         14
Description of Dividend Reinvestment Plan                         15
Summary of General Information                                    17
Shareholder Information                                           17
Proxy Voting                                              Back Cover
Privacy Policy Notice                                     Back Cover











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------





  TOP TEN, BY SECTOR
                                                                                              Percent of
        Sector                                                                                Net Assets
---------------------------------------------------------------------------------------------------------------
 1.     Information Technology                                                                   18.1
---------------------------------------------------------------------------------------------------------------
 2.     Financials                                                                               16.8
---------------------------------------------------------------------------------------------------------------
 3.     Healthcare                                                                               12.5
---------------------------------------------------------------------------------------------------------------
 4.     Consumer Discretionary                                                                   12.5
---------------------------------------------------------------------------------------------------------------
 5.     Industrials                                                                              10.7
---------------------------------------------------------------------------------------------------------------
 6.     Materials                                                                                8.9
---------------------------------------------------------------------------------------------------------------
 7.     Energy                                                                                   6.4
---------------------------------------------------------------------------------------------------------------
 8.     Consumer Staples                                                                         5.3
---------------------------------------------------------------------------------------------------------------
 9.     Telecommunication Services                                                               2.0
---------------------------------------------------------------------------------------------------------------
10.     Closed-End Domestic Funds                                                                2.0



TOP TEN HOLDINGS, BY ISSUER
                                                                                              Percent of
        Holding                                          Sector                               Net Assets
---------------------------------------------------------------------------------------------------------------
 1.     United Natural Foods, Inc.                       Consumer Discretionary                  3.0
---------------------------------------------------------------------------------------------------------------
 2.     Cooper Companies, Inc. (The)                     Healthcare                              2.5
---------------------------------------------------------------------------------------------------------------
 3.     Peabody Energy Corp.                             Materials                               2.4
---------------------------------------------------------------------------------------------------------------
 4.     DSP Group, Inc.                                  Industrials                             2.4
---------------------------------------------------------------------------------------------------------------
 5.     Joy Global Inc.                                  Materials                               2.2
---------------------------------------------------------------------------------------------------------------
 6.     Fairchild Semiconductor International, Inc.      Information Technology                  2.1
---------------------------------------------------------------------------------------------------------------
 7.     Pfizer Inc.                                      Healthcare                              2.1
---------------------------------------------------------------------------------------------------------------
 8.     Exxon Mobil Corp.                                Energy                                  2.0
---------------------------------------------------------------------------------------------------------------
 9.     Edwards Lifesciences Corp.                       Healthcare                              2.0
---------------------------------------------------------------------------------------------------------------
10.     EMC Corp.                                        Information Technology                  2.0




--------------------------------------------------------------------------------
                                                                             1


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                     No. of               Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

EQUITY SECURITIES - 96.28%
 CLOSED-END DOMESTIC FUNDS - 1.95%

Adams Express Co.                                    49,500           $  629,640
General American
 Investors Co., Inc.                                  3,000               90,420
Salomon Brothers
 Fund, Inc. (The)                                    11,900              145,775
Tri-Continental Corp.                                77,000            1,295,910
Zweig Fund, Inc.                                    176,600              852,978
                                                                      ----------
                                                                       3,014,723
                                                                      ----------

CONSUMER DISCRETIONARY - 12.47%

Bed Bath & Beyond Inc. +                              1,000               38,450
Best Buy Co., Inc.                                    2,250              114,165
Carnival Corp.                                        6,800              319,600
Circuit City Stores, Inc.                             1,000               12,950
Clear Channel
 Communications, Inc.                                 4,800              177,360
Comcast Corp., Class A +                             20,537              575,652
Comcast Corp.,
Special Class A +                                     4,100              113,201
 Costco Wholesale Corp.                               1,500               61,605
CVS Corp.                                             2,500              105,050
Delphi Corp.                                          7,600               81,168
Eastman Kodak Co.                                     1,400               37,772
Federated Department
 Stores, Inc.                                         1,000               49,100
Ford Motor Co.                                       18,300              286,395
Fortune Brands, Inc.                                  1,000               75,430
Furniture Brands
 International, Inc.                                 81,100            2,031,555
Gannett Co., Inc.                                     2,000              169,700
Gap, Inc. (The)                                       5,200              126,100
General Motors Corp.                                  6,500              302,835
Gildan Activewear Inc.,
 Class A +                                           47,900            1,374,730
Goodyear Tire
 & Rubber Co. (The) +                                 4,500               40,905
Harley-Davidson, Inc.                                 4,400              272,536
Hilton Hotels Corp.                                   3,200               59,712
Home Depot, Inc. (The)                               22,600              795,520
Kohl's Corp. +                                        1,000               42,280
Lowe's Companies, Inc.                                5,000              262,750
Marriott International, Inc.,
 Class A                                              2,100              104,748
Mattel, Inc.                                          1,500               27,375
May Department
 Stores Co. (The)                                     2,400               65,976


--------------------------------------------------------------------------------
                                                     No. of               Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)

McDonald's Corp.                                     10,100           $  262,600
Monsanto Co.                                            580               22,330
NIKE, Inc., Class B                                   2,300              174,225
Omnicom Group Inc.                                    1,600              121,424
Reebok International Ltd.                             1,500               53,970
Rockwell Automation, Inc.                             2,500               93,775
Sears, Roebuck & Co.                                  1,600               60,416
Staples, Inc.                                         3,000               87,930
Starbucks Corp. +                                     2,900              126,092
Target Corp.                                         11,800              501,146
Time Warner Inc. +                                   57,750            1,015,245
Toys R Us, Inc. +                                     1,000               15,980
United Natural Foods, Inc. +                        158,400            4,579,344
Viacom Inc.,
 non-voting Class B                                  23,900              853,708
Wal-Mart Stores, Inc.                                55,300            2,917,628
Walt Disney Co. (The)                                23,700              604,113
Yum! Brands, Inc. +                                   1,000               37,220
                                                                      ----------
                                                                      19,251,766
                                                                      ----------

CONSUMER STAPLES - 5.27%

Albertson's, Inc.                                     2,500               66,350
Altria Group, Inc.                                    9,300              465,465
Anheuser-Busch
 Companies, Inc.                                      6,700              361,800
Archer-Daniels-Midland Co.                            5,460               91,619
Campbell Soup Co.                                     2,000               53,760
Coca-Cola Co. (The)                                  24,800            1,251,904
Coca-Cola Enterprises Inc.                            1,500               43,485
Colgate-Palmolive Co.                                 2,100              122,745
ConAgra Foods, Inc.                                   4,400              119,152
General Mills, Inc.                                   2,500              118,825
Gillette Co. (The)                                   12,600              534,240
H.J. Heinz Co.                                        1,600               62,720
Kimberly-Clark Corp.                                  3,400              223,992
Kroger Co. (The) +                                    4,800               87,360
Pepsi Bottling
 Group, Inc. (The)                                    1,000               30,540
PepsiCo, Inc.                                        15,600              840,528
Performance Food
 Group Co. +                                         39,300            1,043,022
Procter & Gamble Co. (The)                           37,600            2,046,944
Safeway Inc.                                          2,500               63,350
Sara Lee Corp.                                        4,300               98,857
Sysco Corp.                                           5,800              208,046
Walgreen Co.                                          5,300              191,913
                                                                      ----------
                                                                       8,126,617
                                                                      ----------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

2




--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     No. of               Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

ENERGY - 6.35%

Anadarko Petroleum Corp.                                900           $   52,740
Baker Hughes Inc.                                     1,100               41,415
CenterPoint Energy, Inc.                              3,900               44,850
ChevronTexaco Corp.                                   9,665              909,573
ConocoPhillips                                        6,237              475,821
El Paso Corp.                                         2,500               19,700
Exxon Mobil Corp.                                    71,000            3,153,110
FMC Technologies, Inc. +                            105,800            3,047,040
Marathon Oil Corp.                                    1,500               56,760
Reliant Energy Inc. +                                 1,104               11,956
Schlumberger Ltd.                                     4,600              292,146
Unocal Corp.                                          1,200               45,600
Western Gas Resources, Inc.                          50,800            1,649,984
                                                                      ----------
                                                                       9,800,695
                                                                      ----------

FINANCIALS - 16.81%

Affiliated Managers
 Group, Inc. +                                       60,600            3,052,422
AFLAC Inc.                                            4,500              183,645
Allstate Corp. (The)                                  5,800              269,990
American Express Co.                                 10,600              544,628
American International
 Group, Inc.                                         31,031            2,211,890
Aon Corp.                                             1,200               34,164
Bank of America Corp.                                19,808            1,676,153
Bank of New York
 Co., Inc. (The)                                      5,900              173,932
Bank One Corp.                                        2,600              132,600
Charles Schwab Corp. (The)                            6,000               57,660
Citigroup Inc.                                       51,100            2,376,150
Direct General Corp.                                 41,000            1,322,660
Fannie Mae                                           10,200              727,872
Fifth Third Bancorp                                   4,000              215,120
First Marblehead
 Corp. (The) +                                       73,300            2,951,058
First Niagara
 Financial Group, Inc.                               84,000            1,008,000
Franklin Resources, Inc.                              1,200               60,096
Freddie Mac                                           6,100              386,130
Goldman Sachs
 Group, Inc. (The)                                    4,800              451,968
Hartford Financial
 Services Group, Inc. (The)                           1,000               68,740
HSBC Holdings plc, ADR                                2,300              172,293
J.P. Morgan Chase & Co.                              16,400              635,828



--------------------------------------------------------------------------------
                                                     No. of               Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)

Lehman Brothers
 Holdings Inc.                                        1,100           $   82,775
Manulife Financial Corp.                              2,963              120,001
Marsh & McLennan
 Companies, Inc.                                      4,100              186,058
MBNA Corp.                                           10,100              260,479
Merrill Lynch & Co., Inc.                             8,700              469,626
MetLife, Inc.                                         6,200              222,270
Morgan Stanley                                        8,000              422,160
National City Corp.                                   4,700              164,547
Northern Trust Corp.                                  1,000               42,280
Piper Jaffray Companies, Inc. +                         104                4,704
Platinum Underwriters
 Holdings, Ltd.                                      72,600            2,209,218
PNC Financial Services Group                          1,100               58,388
Prudential Financial, Inc.                            2,500              116,175
St. Paul Travelers
 Companies, Inc. (The)                                  976               39,567
State Street Corp.                                    1,000               49,040
SunTrust Banks, Inc.                                  1,100               71,489
UnumProvident Corp.                                   1,100               17,490
U.S. Bancorp                                         17,901              493,352
Wachovia Corp.                                       13,100              582,950
Washington Mutual, Inc.                               5,950              229,908
Wells Fargo & Co.                                    24,200            1,384,966
                                                                      ----------
                                                                      25,940,442
                                                                      ----------

HEALTHCARE - 12.53%

Abbott Laboratories                                  14,000              570,640
Allergan Inc.                                         1,000               89,520
Amgen Inc. +                                         11,800              643,926
Becton, Dickinson & Co.                               1,200               62,160
Boston Scientific Corp. +                             6,500              278,200
Bristol-Myers Squibb Co.                             14,400              352,800
Cardinal Health, Inc.                                 2,950              206,647
Cooper Companies, Inc. (The)                         60,000            3,790,200
Edwards Lifesciences Corp. +                         89,900            3,133,015
Eli Lilly & Co.                                       9,800              685,118
Guidant Corp.                                         1,400               78,232
HCA Inc.                                              3,500              145,565
HEALTHSOUTH Corp. +                                   4,300               25,585
Hospira, Inc. +                                         700               19,320
Johnson & Johnson                                    32,000            1,782,400
McKesson Corp.                                        2,300               78,959
Medco Health Solutions, Inc. +                        1,687               63,263
Medtronic, Inc.                                       8,300              404,376



--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

                                                                             3





--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     No. of              Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)

Merck & Co. Inc.                                     20,500           $  973,750
Neurocrine Biosciences, Inc. +                       31,700            1,643,645
Pfizer Inc.                                          94,860            3,251,801
Schering-Plough Corp.                                11,700              216,216
Tenet Healthcare Corp. +                              2,250               30,172
UnitedHealth Group Inc.                               5,000              311,250
Wyeth                                                14,000              506,240
                                                                      ----------
                                                                      19,343,000
                                                                      ----------

INDUSTRIALS - 10.74%

3M Co.                                                4,400              396,044
Automatic Data Processing, Inc.                       4,900              205,212
Boeing Co. (The)                                      5,600              286,104
Caterpillar Inc.                                      2,900              230,376
Cendant Corp.                                         6,000              146,880
CSX Corp.                                             1,000               32,770
DSP Group, Inc. +                                   135,600            3,693,744
Emerson Electric Co.                                  3,500              222,425
FedEx Corp.                                           2,000              163,380
General Dynamics Corp.                                  600               59,580
General Electric Co.                                 52,700            1,707,480
Heartland Express, Inc.                              62,337            1,705,540
Honeywell International Inc.                          4,800              175,824
Illinois Tool Works Inc.                              2,400              230,136
IMS Health Inc.                                       1,400               32,816
Leadis Technology Inc. +                             11,100              148,851
Lockheed Martin Corp.                                 4,000              208,320
Masco Corp.                                           4,200              130,956
Paychex, Inc.                                         4,200              142,296
Shuffle Master, Inc. +                               32,200            1,169,182
Southwest Airlines Co.                                6,450              108,166
Swift Transportation Co., Inc. +                     67,100            1,204,445
Transocean Inc. +                                     2,500               72,350
Tyco International Ltd.                               8,397              278,277
Union Pacific Corp.                                   2,000              118,900
United Parcel
 Service, Inc., Class B                               6,000              451,020
United Technologies Corp.                             2,700              246,996
Universal Technical
 Institute Inc. +                                     8,200              327,836
USF Corp.                                            72,600            2,550,438
Waste Management, Inc.                                4,200              128,730
                                                                      ----------
                                                                      16,575,074
                                                                      ----------


--------------------------------------------------------------------------------
                                                     No. of               Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 18.12%

Adobe Systems Inc.                                    1,100           $   51,150
Agere Systems Inc., Class A +                           240                  552
Agere Systems Inc., Class B +                         5,898               12,681
Agilent Technologies, Inc. +                          3,300               96,624
Altera Corp. +                                        3,400               75,548
Analog Devices, Inc.                                  2,700              127,116
Apple Computer, Inc. +                                1,500               48,810
Applied Films Corp. +                                62,000            1,799,240
Applied Materials, Inc. +                             7,800              153,036
Avocent Corp. +                                      70,500            2,590,170
CACI International Inc.,
 Class A +                                           54,100            2,187,804
Cisco Systems, Inc. +                                36,400              862,680
Corning Inc. +                                        3,000               39,180
Dell Inc. +                                          11,200              401,184
eBay Inc. +                                           6,500              597,675
Electronic Arts Inc. +                                2,000              109,100
Electronic Data Systems Corp.                         3,500               67,025
EMC Corp. +                                         271,848            3,099,067
Fairchild Semiconductor
 International, Inc. +                              201,600            3,300,192
First Data Corp.                                      4,324              192,504
Harris Interactive Inc. +                            94,100              632,352
Hewlett-Packard Co.                                  15,900              335,490
Intel Corp.                                          34,600              954,960
International Business
 Machines Corp.                                      10,900              960,835
ITT Educational
 Services, Inc. +                                    41,200            1,566,424
Linear Technology Corp.                               2,500               98,675
LSI Logic Corp. +                                     1,500               11,430
Maxim Integrated
 Products, Inc.                                       2,300              120,566
Micron Technology, Inc. +                             5,100               78,081
Microsoft Corp.                                     105,300            3,007,368
Motorola, Inc.                                       13,700              250,025
NVIDIA Corp. +                                        1,000               20,500
Oracle Corp. +                                       26,100              311,373
QUALCOMM Inc.                                         4,000              291,920
Sanmina-SCI Corp. +                                   2,500               22,750
Siebel Systems, Inc. +                                2,500               26,700
Skyworks Solutions, Inc.                            179,100            1,563,543
Solectron Corp. +                                     6,700               43,349
Sun Microsystems, Inc. +                             17,500               75,950
Texas Instruments Inc.                                8,800              212,784


--------------------------------------------------------------------------------
See accompanying notes to financial statements.

4




--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     No. of              Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

Yahoo! Inc. +                                         8,800           $  319,704
Zoran Corp. +                                        67,950            1,246,883
                                                                      ----------
                                                                      27,963,000
                                                                      ----------

MATERIALS - 8.93%

Air Products & Chemicals, Inc.                        1,000               52,450
Alcoa Inc.                                            7,300              241,119
Dow Chemical Co. (The)                                5,400              219,780
E.I. du Pont de Nemours & Co.                         8,500              377,570
Georgia-Pacific Corp.                                 2,000               73,960
International Paper Co.                               4,500              201,150
Joy Global Inc.                                     114,100            3,416,154
Packaging Corp. of America                          129,600            3,097,440
Peabody Energy Corp.                                 67,000            3,751,330
Praxair, Inc.                                         3,000              119,730
Rohm & Haas Co.                                       1,000               41,580
Steel Dynamics, Inc. +                               74,300            2,127,209
Weyerhaeuser Co.                                      1,000               63,120
                                                                      ----------
                                                                      13,782,592
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS - 0.13%

Simon Property Group Inc.                             4,000              205,680
                                                                      ----------

TELECOMMUNICATION SERVICES - 2.03%

ALLTEL Corp.                                          1,500               75,930
AT&T Corp.                                            4,660               68,176
AT&T Wireless Services Inc. +                        26,056              373,122
BellSouth Corp.                                      20,000              524,400
Lucent Technologies Inc. +                           22,300               84,294
Nextel Communications, Inc.,
Class A +                                            11,000              293,260
SBC Communications Inc.                              30,600              742,050
Sprint Corp. (FON Group)                              5,400               95,040
Verizon Communications Inc.                          24,100              872,179
                                                                      ----------
                                                                       3,128,451
                                                                      ----------

UTILITIES - 0.95%

American Electric
Power Co., Inc.                                       2,700               86,400
Dominion Resources, Inc.                              2,100              132,468
Duke Energy Corp.                                     5,300              107,537
Edison International                                  4,000              102,280
Exelon Corp.                                          8,000              266,320
FirstEnergy Corp.                                     2,500               93,525
FPL Group, Inc.                                       1,000               63,950
Progress Energy, Inc.                                 1,000               44,050



--------------------------------------------------------------------------------
                                                     No. of              Value
Description                                          Shares             (Note A)
--------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Public Service
 Enterprise Group Inc.                                1,000           $   40,030
Scottish Power plc, ADR                               4,000              118,040
Southern Co. (The)                                    8,400              244,860
TXU Corp.                                             2,200               89,122
Xcel Energy, Inc.                                     4,100               68,511
                                                                      ----------
                                                                       1,457,093
                                                                      ----------

TOTAL EQUITY SECURITIES

(cost - $124,235,125)                                                148,589,133
                                                                     -----------

                                             Principal
                                              Amount
                                              (000's)
                                            ---------
SHORT-TERM INVESTMENTS - 26.08%
REPURCHASE AGREEMENTS - 26.08%

Bear, Stearns & Co. Inc.
 (Agreement dated 06/30/04 to
 be repurchased at $30,702,271),
 1.25%, 07/01/04 (Note F)                    $ 30,702                 30,701,205
Bear, Stearns & Co. Inc.
 (Agreement dated 06/30/04 to
 be repurchased at $7,825,947),
 1.50%*, 07/01/04** (Note E)                    7,826                  7,825,621
Bear, Stearns & Co. Inc.
 (Agreement dated 06/30/04 to
 be repurchased at $1,727,970),
 0.75%*, 07/01/04** (Note E)                    1,728                  1,727,934
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
 (cost - $40,254,760)                                                 40,254,760
                                                                    ------------
TOTAL INVESTMENTS - 122.36%
 (cost - $164,489,885) (Notes A, E, F, G)                            188,843,893
                                                                   -------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (22.36)%                                             (34,506,590)
                                                                   -------------
NET ASSETS - 100.00%                                                $154,337,303
                                                                   =============


----------
+  Non-income producing security.
* Stated interest rate, before rebate earned by borrower of securities on loan. ** Represents investment purchased with cash collateral received for securities on loan.
ADR American Depositary Receipts.



                                 See accompanying notes to financial statements.




--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value (Cost $164,489,885) (Notes A, E, F, G)               $ 188,843,893
Receivables:
Dividends                                                                         87,914
Interest                                                                          10,388
Prepaid expenses                                                                   4,635
                                                                           -------------
Total Assets                                                                 188,946,830
                                                                           -------------

LIABILITIES
Payables:
Investments purchased                                                         24,632,120
Upon return of securities loaned (Note E)                                      9,553,555
Investment management fees (Note B)                                              124,869
Directors' Fees                                                                   35,012
Other accrued expenses                                                           263,971
                                                                           -------------
Total Liabilities                                                             34,609,527
                                                                           -------------
NET ASSETS (applicable to 23,641,918 shares of common stock outstanding)   $ 154,337,303
                                                                           =============

NET ASSET VALUE PER SHARE ($154,337,303 / 23,641,918)                      $        6.53
                                                                           =============
NET ASSETS CONSISTS OF

Capital stock, $0.001 par value; 23,641,918 shares outstanding
 (100,000,000 shares authorized)                                           $      23,642
Paid-in capital                                                              173,645,365
Cost of 2,239,440 shares repurchased                                         (26,999,661)
Distributions in excess of net investment loss                                (2,038,968)
Accumulated net realized loss on investments                                 (14,647,083)
Net unrealized appreciation in value of investments                           24,354,008
                                                                           -------------
Net assets applicable to shares outstanding                                $ 154,337,303
                                                                           =============





================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT LOSS
Income (Note A):
 Dividends                                                       $   225,070
 Interest                                                              4,042
                                                                 -----------
 Total Investment Income                                             229,112
                                                                 -----------

Expenses:
 Investment management fees (Note B)                                 146,316
 Merger fees                                                          92,000
 Administration fees                                                  26,272
 Legal and audit fees (Note B)                                        26,243
 Accounting fees                                                      13,813
 Directors' fees                                                      12,543
  Transfer agent fees                                                  9,430
 Printing                                                              6,601
 Custodian fees                                                        2,894
 Stock exchange listing fees                                           2,377
 Insurance                                                             2,039
 Miscellaneous                                                         1,320
                                                                 -----------
 Total Expenses                                                      341,848
 Less: Management fee waivers (Note B)                               (86,196)
 Less: Fees paid indirectly (Note B)                                  (2,894)
                                                                 -----------
   Net Expenses                                                      252,758
                                                                 -----------
 Net Investment Loss                                                 (23,646)
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized loss from investments                                  (76,325)
 Net change in unrealized appreciation in value of investments     1,680,832
                                                                 -----------
 Net realized and unrealized gain on investments                   1,604,507
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,580,861
                                                                 ===========





--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                      For the Six Months
                                                                           Ended          For the Year
                                                                       June 30, 2004        Ended
                                                                        (unaudited)    December 31, 2003

INCREASE IN NET ASSETS

Operations:
 Net investment income/(loss)                                          $     (23,646)   $    168,247
 Net realized loss from investments                                          (76,325)       (231,146)
 Net change in unrealized appreciation/(depreciation)
  in value of investments                                                  1,680,832       5,737,591
                                                                       -------------    ------------
  Net increase in net assets resulting from operations                     1,580,861       5,674,692
                                                                       -------------    ------------

Dividends and distributions to shareholders (Notes A, G):
 Net investment income                                                          --          (168,247)
 Return-of-capital                                                        (2,015,322)     (3,636,161)
                                                                       -------------    ------------
    Total dividends and distributions to shareholders                     (2,015,322)     (3,804,408)
                                                                       -------------    ------------

Capital stock transactions (Note D):
 Net assets received in conjunction with Merger Agreement (Note A)       127,962,525            --
 Proceeds from 28,150 and 45,927 shares newly issued
  in reinvestment of dividends and distributions, respectively               243,932         319,214
                                                                       -------------    ------------

  Net increase in net assets resulting from capital stock transactions   128,206,457         319,214
                                                                       -------------    ------------

  Total increase in net assets                                           127,771,996       2,189,498
                                                                       -------------    ------------


NET ASSETS
Beginning of period                                                       26,565,307      24,375,809
                                                                       -------------    ------------

End of period                                                          $ 154,337,303    $ 26,565,307
                                                                       =============    ============



--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------


                                               For the Six
                                               Months Ended
                                               June 30, 2004             For the Years Ended December 31,
                                               (unaudited)   2003      2002         2001        2000       1999
                                               -----------   ----      ----         ----        ----       ----

PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period           $   6.90   $   6.41   $   9.20   $   11.31   $   14.95   $   14.52
                                               --------   --------   --------   ---------   ---------   ---------
Net investment income/(loss) #                     --         0.04      (0.01)      (0.06)      (0.94)      (0.09)
Net realized and unrealized gain/(loss)
 on investments and foreign currency
 related translations                              0.14       1.44      (2.29)      (2.13)      (1.81)       4.04
                                               --------      -----     ------     -------    --------   ---------
Net increase/(decrease) in net assets
 resulting from operations                         0.14       1.48      (2.30)      (2.19)      (2.75)       3.95
                                               --------      -----     ------     -------    --------   ---------
Dividends and distributions to shareholders:
 Net investment income                            --         (0.04)       --          --         --           --
 Net realized gain on investments and
  foreign currency related transactions           --           --         --          --        (1.01)      (3.87)
 Return-of-capital                                (0.52)     (0.95)     (0.50)        --           --          --
                                               --------      -----     ------     -------    --------   ---------
Total dividends and distributions to
shareholders                                      (0.52)     (0.99)     (0.50)        --        (1.01)      (3.87)
                                               --------      -----     ------     -------    --------   ---------
Capital stock transactions:
 Anti-dilutive effect due to capital
  stock repurchased                               --          --         0.02       0.08         0.12        0.35
 Dilutive effect due to shares issued
  in reinvestment of dividends and distributions   0.01       --        (0.01)       --           --          --
                                               --------      -----     ------     -------    --------   ---------
Total capital stock transactions                   0.01       --         0.01       0.08         0.12        0.35
                                               --------      -----     ------     -------    --------   ---------
Net asset value, end of period                 $   6.53      $6.90     $ 6.41     $ 9.20     $  11.31   $   14.95
                                               ========      =====     ======     ======     ========   =========
Market value, end of period                    $   8.04      $9.00     $ 5.85     $ 8.05     $ 10.590   $  14.250
                                               ========      =====     ======     ======     ========   =========
Total investment return (a)(b)                    (5.17)%    77.69%    (20.85)%   (23.98)%    (19.28)%     40.74%
                                               ========      =====     ======     ======     ========   =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $154,337     $26,565  $  24,376   $ 35,256   $  45,980  $  66,204
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)                    1.72%(e)     1.20%      1.80%      1.77%       1.72%      1.55%
Ratio of expenses to average net assets,
 excluding fee waivers, if any (d)                 2.32%(e)     1.59%      2.17%      2.11%       1.83%      1.64%
Ratio of expenses to average net assets,
 net of fee waivers, if any (d)                    1.74%(e)     1.25%      1.86%      1.95%       1.72%      1.55%
Ratio of net investment income/(loss) to
 average net assets                               (0.16)%(e)    0.68%     (0.13)%    (0.64)%     (1.12)%    (0.59)%
Portfolio turnover rate                           4.40%        11.88%     29.63%     59.83%      28.26%     101.54%

--------------------------------------------------------------------------------
#   Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b) For the year ended December 31, 2000, the Fund paid federal taxes on realized long-term capital gains. Total investment return, assuming reinvestment of distributions and federal taxes paid on long-term capital gains, is (13.88)%.
(c) Expenses are net of fees paid indirectly.
(d) Expenses exclude the reduction for fees paid indirectly.
(e) Annualized.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. On June 25, 2004, the Fund consummated a tax-free merger with the Progressive Return Fund, Inc. ("PGF") and Investors First Fund, Inc. ("MGC") (collectively, the "Predecessor Funds"). Pursuant to the terms of the agreement governing the merger, each share of common stock of the Predecessor Funds was converted into an equivalent dollar amount of full shares of common stock of the Fund, based on net asset value of the Fund, MGC and PGF as of June 25, 2004 ($6.47, $10.42 and $20.96,
respectively), resulting in a conversion ratio of 1.6094 and 3.2378 shares of the Fund for each share of MGC and PGF, respectively. This resulted in the issuance of 15,955,350 and 3,808,891 Fund shares for MGC and PGF, respectively. Cash was paid in lieu of fractional shares. Net assets of the Fund, MGC and PGF as of the merger date were $25,105,399, $103,302,250 and $24,660,275, including unrealized appreciation/(depreciation) of $2,516,413, $23,078,675 and $(2,519,953), respectively. In addition, MGC and PGF's net assets included undistributed capital losses of $0 and $13,754,555. Total net assets after the merger were $153,067,924.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2004, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital necessary to maintain the distribution taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of dividends and distributions made during the six months ended June 30, 2004 from net investment income or net realized gains, if any, may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's investment manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Through the date of the recent merger, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceeded a rate of 0.125% of average net assets calculated monthly. As a result of the merger costs incurred by the Fund, Cornerstone has voluntarily undertaken to include such amounts together with operating expenses in the calculation of the waiver of its management fee, resulting in no management fees paid to Cornerstone during several months in the period. For the six months ended June 30,



--------------------------------------------------------------------------------
                                                                            11

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
2004, Cornerstone earned $146,316 for investment management services, of which it waived $86,196. Following the recent merger, Cornerstone has voluntarily agreed to waive its management fees from the Fund through the end of the fiscal year to the extent that monthly operating expenses exceed a rate of 0.10% of average net assets calculated monthly.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $2,894 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $41,324 for the six months ended June 30, 2004 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as secretary of the Fund.

At June 30, 2004, pursuant to regulatory filings, affiliates owned approximately 30% and 6% of the outstanding shares of the Fund based on Schedule 13G/A filings with the Securities and Exchange Commission both made on July 7, 2004.

NOTE C.  INVESTMENT IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term investments, were $24,872,299 and $1,914,631, respectively.

NOTE D.  SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2004 and during the year ended December 31, 2003. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 10% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2004, was $9,354,729. Any cash collateral received is reinvested into repurchase agreements, which in turn is collateralized by various U.S. Government and Agency securities. These repurchase agreements have been segregated to satisfy the future commitment to return the cash collateral.

During the six months ended June 30, 2004, the Fund earned $1,743 in securities lending income which is included under the caption Interest in the Statement of Operations.




--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NOTE F.  COLLATERAL FOR REPURCHASE AGREEMENT

Listed below is the collateral associated with the repurchase agreement with Bear, Stearns & Co. Inc. outstanding at June 30, 2004.

                    Principal
                    Amount                    Market
Issuer              (000's)      Maturity     Value
------              -------      --------     -----
United States
Treasury Note,
(principal only)    $5,490       11/15/05     $5,323,488
                                              ==========
United States
Treasury Bond,
(interest only)     $50,000      05/15/21     $19,654,500
                                              ==========
United States
Treasury Bond,
(interest only)     $13,230      08/15/17     $6,605,210
                                              ==========
United States
Treasury Bond,
(interest only)     $15          08/15/17     $7,489
                                              ==========
United States
Treasury Note,
(principal only)    $5           11/15/05     $4,848
                                              ==========

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2003 were ordinary income and return-of-capital of $168,247 and $3,636,161, respectively.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2003, the Fund incurred and elected to defer net realized losses from investments of $80,133.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $736,070 of which $142,060 expires in 2009, $442,997 expires in 2010 and $151,013 expires in 2011.

At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $164,489,885, $29,742,651, $(5,388,643) and $24,354,008, respectively.



--------------------------------------------------------------------------------
                                                                            13

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On June 17, 2004, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. (the "Fund") was held and the following matters were voted upon:

 1. To approve a Merger Agreement and Plan of Reorganization whereby Progressive Return Fund, Inc. will merge with and into the Fund in accordance with the Maryland General Corporation Law.

            FOR            AGAINST          WITHHOLD
            ---            -------          --------
         2,275,125          129,900           22,630

 2. To approve a Merger Agreement and Plan of Reorganization whereby Investors First Fund, Inc. will merge with and into the Fund in accordance with the Maryland General Corporation Law.

            FOR            AGAINST          WITHHOLD
            ---            -------          --------
        2,262,919          133,260          31,476

 3. To approve an amendment to the Articles of Incorporation increasing the amount of the authorized shares of the Fund and changing the par value of the Fund's common stock; and

            FOR            AGAINST          WITHHOLD
            ---            -------          --------
        3,376,606          237,342          80,412

 4. To approve the re-election of two Class III Directors until the year 2007 Annual Meeting and the reelection of one Class II Director until the year 2006 Annual Meeting.

        NAME OF CLASS II DIRECTOR       FOR              WITHHOLD
        -------------------------       ---              --------
        William A. Clark                3,587,886        106,474


        NAME OF CLASS III DIRECTORS     FOR              WITHHOLD
        ---------------------------     ---              --------
        Andrew A. Strauss               3,587,886        106,474
        Glenn W. Wilcox, Sr.            3,587,307        107,053



--------------------------------------------------------------------------------
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment of such distribution, or (ii) the net asset value of the Fund as last determined prior to such payment date. Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any dividend, the shareholder will automatically receive such Distributions in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred


--------------------------------------------------------------------------------
                                                                              15

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.




--------------------------------------------------------------------------------

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: The New York Times (daily) under the designation "CornerStrt" and The Wall Street Journal (daily) and Barron's (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its capital stock in the open market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
                                                                            17

PROXY VOTING (UNAUDITED)

The policies and procedures that Cornerstone Strategic Value Fund, Inc. uses to determine how to vote proxies relating to its portfolio securities are available:

   o    by calling (212) 272-3550;
   o on the website of the Securities and Exchange Commission, http://www.sec.gov.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------


                     CORNERSTONE STRATEGIC VALUE FUND, INC.

================================================================================
DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                             Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY  10038

ADMINISTRATOR               INDEPENDENT ACCOUNTANTS
Bear Stearns Funds          Tait, Weller & Baker
Management Inc.             1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, 19103
                            PA

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179


For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

ITEM 2. CODE OF ETHICS.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS
         Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS
         Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated May 7, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

              (a)(1) Not applicable.

              (a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

         (a)(3) Not applicable.

              (b)The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CORNERSTONE STRATEGIC VALUE FUND, INC.

By (Signature and Title)*  /S/ RALPH W. BRADSHAW
                         ----------------------------
                           RALPH W. BRADSHAW,
                           CHAIRMAN AND PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)

Date: September 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ RALPH W. BRADSHAW
                         -----------------------
                            RALPH W. BRADSHAW
                           CHAIRMAN AND PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)

Date: September 9, 2004

By (Signature and Title)*  /S/ JODI B. LEVINE
                           ------------------
                           JODI B. LEVINE
                           TREASURER (PRINCIPAL FINANCIAL OFFICER)

Date:  September 9, 2004